Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MORGAN STANLEY PATHWAY FUNDS
Entity Central Index Key	0000875186
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000023146
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Trading Symbol	THYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - High Yield Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-454-3965
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
High Yield Fund	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Corporate High Yield Bond Index:

   Contributors:

       o Security selection within energy sector.

       o Overweight to the finance sector.

   Detractors:

       o Sector allocation.

       o Security selection within communications sector.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	High Yield Fund (Without Annual Advisory Program Fee)	High Yield Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Universal Bond™ Index	Bloomberg U.S. Corporate High Yield Bond Index
8/14	$10,000	$10,000	$10,000	$10,000
8/15	$9,386	$9,155	$10,113	$9,707
8/16	$9,763	$9,290	$10,770	$10,588
8/17	$10,581	$9,821	$10,915	$11,501
8/18	$10,948	$9,912	$10,814	$11,892
8/19	$11,559	$10,260	$11,903	$12,672
8/20	$11,575	$10,084	$12,666	$13,269
8/21	$12,571	$10,736	$12,778	$14,615
8/22	$11,203	$9,377	$11,264	$13,066
8/23	$11,955	$9,809	$11,219	$14,002
8/24	$13,265	$10,668	$12,108	$15,760

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
High Yield Fund (Without Annual Advisory Program Fee)	10.96%	2.79%	2.87%
High Yield Fund (With Annual Advisory Program FeeFootnote Reference1)	8.76%	0.55%	0.44%
Bloomberg U.S. Universal Bond™ Index	7.92%	0.34%	1.93%
Bloomberg U.S. Corporate High Yield Bond Index	12.55%	4.46%	4.65%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 133,215,030
Holdings Count | Holding	526
Advisory Fees Paid, Amount	$ 649,516
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,215,030
# of Portfolio Holdings	526
Portfolio Turnover Rate	44%
Advisory Fees Paid	$649,516

Holdings [Text Block]

Asset Weightings (% of Investments)

Corporate Bonds & Notes	90.1%
Collateralized Mortgage Obligations	4.0%
Senior Loans	2.4%
Common Stocks	0.1%
Sovereign Bond	0.0%Footnote Referencea
Short-Term Investments	3.4%
Footnote	Description
Footnote[a]	Less than 0.05%.

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000023147
Shareholder Report [Line Items]
Fund Name	International Fixed Income Fund
Trading Symbol	TIFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Fixed Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-454-3965
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Fixed Income Fund	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the FTSE Non-U.S. WGBI (USD) - Hedged:

   Contributors:

       o Interest rate strategies including an overweight in Eurozone duration.

       o Positioning in Australia and Canada.

   Detractors:

       o Currency strategies including short exposures to the Euro.

       o Positioning in China.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	International Fixed Income Fund (Without Annual Advisory Program Fee)	International Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	FTSE Non-U.S. WGBI (USD) - Hedged
8/14	$10,000	$10,000	$10,000
8/15	$10,031	$9,784	$10,315
8/16	$11,004	$10,469	$11,243
8/17	$11,112	$10,309	$11,155
8/18	$11,362	$10,281	$11,373
8/19	$12,499	$11,087	$12,835
8/20	$12,594	$10,971	$12,871
8/21	$12,828	$10,954	$12,981
8/22	$11,347	$9,496	$11,584
8/23	$11,329	$9,293	$11,544
8/24	$12,105	$9,732	$12,297

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
International Fixed Income Fund (Without Annual Advisory Program Fee)	6.85%	-0.64%	1.93%
International Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	4.73%	-2.80%	-0.47%
FTSE Non-U.S. WGBI (USD) - Hedged	6.53%	-0.85%	2.09%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 179,315,168
Holdings Count | Holding	384
Advisory Fees Paid, Amount	$ 815,780
InvestmentCompanyPortfolioTurnover	328.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$179,315,168
# of Portfolio Holdings	384
Portfolio Turnover Rate	328%
Advisory Fees Paid	$815,780

Holdings [Text Block]

Asset Weightings (% of Investments)

Mortgage-Backed Securities	30.5%
Sovereign Bonds	27.4%
Collateralized Mortgage Obligations	16.1%
Corporate Bonds & Notes	8.9%
U.S. Government Agencies & Obligations	7.5%
Asset-Backed Securities	0.1%
Purchased Options	0.1%
Short-Term Investments	9.4%

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000164313
Shareholder Report [Line Items]
Fund Name	Ultra-Short Term Fixed Income Fund
Trading Symbol	TSDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Ultra-Short Term Fixed Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-454-3965
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Ultra-Short Term Fixed Income Fund	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the FTSE 3-Month U.S. Treasury Bill Index:

   Contributors:

       o Interest rate strategies including security selection across U.S. rate curve.

       o Tactical long exposure to securitized credit.

   Detractors:

       o No material detractors.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Ultra-Short Term Fixed Income Fund (Without Annual Advisory Program Fee)	Ultra-Short Term Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Aggregate Bond™ Index	FTSE 3-Month U.S. Treasury Bill Index
3/16	$10,000	$10,000	$10,000	$10,000
8/16	$10,089	$9,968	$10,397	$10,013
8/17	$10,305	$9,931	$10,448	$10,072
8/18	$10,520	$9,888	$10,339	$10,222
8/19	$10,738	$9,893	$11,390	$10,462
8/20	$10,991	$9,950	$12,128	$10,586
8/21	$11,058	$9,813	$12,117	$10,593
8/22	$10,956	$9,529	$10,722	$10,640
8/23	$11,499	$9,803	$10,594	$11,112
8/24	$12,220	$10,212	$11,367	$11,740

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Ultra-Short Term Fixed Income Fund (Inception: March 9, 2016) (Without Annual Advisory Program Fee)	6.28%	2.62%	2.39%
Ultra-Short Term Fixed Income Fund (Inception: March 9, 2016) (With Annual Advisory Program FeeFootnote Reference1)	4.17%	0.39%	0.04%
Bloomberg U.S. Aggregate Bond™ Index	7.30%	-0.04%	1.49%
FTSE 3-Month U.S. Treasury Bill Index	5.65%	2.33%	1.90%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 315,381,256
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,126,557
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$315,381,256
# of Portfolio Holdings	308
Portfolio Turnover Rate	87%
Advisory Fees Paid	$1,126,557

Holdings [Text Block]

Asset Weightings (% of Investments)

Corporate Bonds & Notes	44.5%
Collateralized Mortgage Obligations	21.8%
Asset-Backed Securities	16.4%
U.S. Government Agencies & Obligations	6.3%
Mortgage-Backed Securities	2.4%
Short-Term Investments	8.6%

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000023137
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Trading Symbol	TLGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Large Cap Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965
Additional Information Phone Number	1-888-454-3965
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Large Cap Equity Fund	$46	0.41%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Russell 1000® Index:

   Contributors:

       o Underweight Consumer Discretionary as the sector underperformed the index.

       o Overweight Financials as sector outperformed the index.

   Detractors:

       o Underweight Information Technology as sector outperformed the index.

       o Overweight Health Care as sector underperformed the index.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Large Cap Equity Fund (Without Annual Advisory Program Fee)	Large Cap Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	Russell 1000® Index
8/14	$10,000	$10,000	$10,000
8/15	$10,439	$10,182	$10,040
8/16	$11,177	$10,636	$11,214
8/17	$12,727	$11,812	$13,026
8/18	$15,131	$13,706	$15,607
8/19	$15,331	$13,614	$15,996
8/20	$18,220	$15,891	$19,595
8/21	$24,012	$20,536	$25,915
8/22	$20,305	$17,016	$22,555
8/23	$23,292	$19,136	$26,029
8/24	$29,014	$23,364	$32,952

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Large Cap Equity Fund (Without Annual Advisory Program Fee)	24.57%	13.61%	11.24%
Large Cap Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	22.09%	11.13%	8.62%
Russell 1000® Index	26.60%	15.55%	12.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Material Change Date	Aug. 31, 2024
AssetsNet	$ 2,647,237,633
Holdings Count | Holding	1,022
Advisory Fees Paid, Amount	$ 6,968,239
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,647,237,633
# of Portfolio Holdings	1,022
Portfolio Turnover Rate	25%
Advisory Fees Paid	$6,968,239

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Short-Term Investments	1.9%
Utilities	2.1%
Materials	2.8%
Real Estate	2.9%
Energy	3.5%
Consumer Staples	4.8%
Communication Services	8.4%
Consumer Discretionary	9.0%
Industrials	10.2%
Health Care	12.5%
Financials	16.1%
Information Technology	25.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Microsoft Corp.	5.8%
Apple Inc.	4.4%
NVIDIA Corp.	4.2%
Amazon.com Inc.	3.4%
Meta Platforms Inc., Class A Shares	1.9%
Alphabet Inc., Class A Shares	1.7%
Alphabet Inc., Class C Shares	1.4%
JPMorgan Chase & Co.	1.4%
Visa Inc., Class A Shares	1.4%
Berkshire Hathaway Inc., Class B Shares	1.4%
Total	27.0%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of a change of the Fund since August 31, 2024.

The Board of Trustees of the Trust has approved an agreement and plan of reorganization providing for the reorganization (the "Reorganization") of the Fund into the Large Cap Equity ETF, (the “Acquiring ETF”), a newly-created series of the Trust that will operate as a fully transparent and actively managed exchange-traded fund. The Reorganization is currently expected to close immediately prior to the open of trading on the New York Stock Exchange on November 18, 2024. Upon closing of the Reorganization, the Fund's shareholders will receive ETF shares of the Acquiring ETF in exchange for their shares of the Fund. The net asset value of a shareholder's investment is not expected to change as a result of the Reorganizations. In addition, prior to the Reorganizations, shareholders will receive cash equal to the net asset value of any fractional shares of the Fund held by the shareholder at such time.

C000023141
Shareholder Report [Line Items]
Fund Name	Small-Mid Cap Equity Fund
Trading Symbol	TSGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Small-Mid Cap Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965
Additional Information Phone Number	1-888-454-3965
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Small-Mid Cap Equity Fund	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Russell 2500® Index:

   Contributors:

       o Overweight Utilities as the sector outperformed the index.

       o Underweight Communication Services as sector underperformed the index.

   Detractors:

       o Underweight Financials as sector outperformed the index.

       o Overweight Health Care as sector underperformed the index.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Small-Mid Cap Equity Fund (Without Annual Advisory Program Fee)	Small-Mid Cap Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	Russell 3000® Index	Russell 2500® Index
8/14	$10,000	$10,000	$10,000	$10,000
8/15	$10,736	$10,469	$10,036	$9,968
8/16	$10,145	$9,645	$11,184	$10,845
8/17	$11,615	$10,769	$12,980	$12,279
8/18	$14,190	$12,837	$15,608	$15,143
8/19	$13,302	$11,797	$15,813	$14,062
8/20	$14,470	$12,603	$19,203	$15,017
8/21	$20,423	$17,444	$25,548	$21,904
8/22	$17,177	$14,376	$22,155	$18,499
8/23	$18,288	$15,004	$25,424	$19,728
8/24	$21,067	$16,940	$32,071	$23,155

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Small-Mid Cap Equity Fund (Without Annual Advisory Program Fee)	15.19%	9.63%	7.74%
Small-Mid Cap Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	12.90%	7.24%	5.20%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2500® Index	17.37%	10.49%	8.76%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 478,543,915
Holdings Count | Holding	2,490
Advisory Fees Paid, Amount	$ 2,149,541
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$478,543,915
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	56%
Advisory Fees Paid	$2,149,541

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Short-Term Investments	1.8%
Consumer Staples	2.4%
Communication Services	2.6%
Utilities	3.3%
Materials	4.6%
Energy	4.9%
Real Estate	5.1%
Consumer Discretionary	11.4%
Health Care	14.1%
Financials	14.8%
Information Technology	15.3%
Industrials	19.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

JPMorgan Chase & Co. - New York	1.2%
Ascendis Pharma AS, ADR	0.8%
Criteo SA, ADR	0.7%
Comfort Systems USA Inc.	0.7%
Avient Corp.	0.6%
Regal Rexnord Corp.	0.6%
Ciena Corp.	0.6%
Casella Waste Systems Inc., Class A Shares	0.6%
ITT Inc.	0.6%
STAG Industrial Inc.	0.6%
Total	6.8%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of a change of the Fund since August 31, 2024.

The Board of Trustees of the Trust has approved an agreement and plan of reorganization providing for the reorganization (the "Reorganization") of the Fund into the Small-Mid Cap Equity ETF, (the “Acquiring ETF”), a newly-created series of the Trust that will operate as a fully transparent and actively managed exchange-traded fund. The Reorganization is currently expected to close immediately prior to the open of trading on the New York Stock Exchange on November 18, 2024. Upon closing of the Reorganization, the Fund's shareholders will receive ETF shares of the Acquiring ETF in exchange for their shares of the Fund. The net asset value of a shareholder's investment is not expected to change as a result of the Reorganizations. In addition, prior to the Reorganizations, shareholders will receive cash equal to the net asset value of any fractional shares of the Fund held by the shareholder at such time.

C000023138
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Trading Symbol	TMUUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Municipal Bond Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-454-3965
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Municipal Bond Fund	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Municipal Bond™ Index:

   Contributors:

       o Curve positioning.

       o Overweight exposure to corporate-backed municipals.

   Detractors:

       o Security selection within BBB rated credits.

       o Underweight exposure to school districts.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Municipal Bond Fund (Without Annual Advisory Program Fee)	Municipal Bond Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Municipal Bond™ Index
8/14	$10,000	$10,000	$10,000
8/15	$10,232	$9,980	$10,252
8/16	$10,860	$10,331	$10,957
8/17	$10,836	$10,053	$11,054
8/18	$10,813	$9,782	$11,108
8/19	$11,718	$10,392	$12,076
8/20	$11,951	$10,407	$12,467
8/21	$12,319	$10,515	$12,890
8/22	$11,221	$9,386	$11,777
8/23	$11,372	$9,325	$11,978
8/24	$12,057	$9,690	$12,707

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Municipal Bond Fund (Without Annual Advisory Program Fee)	6.02%	0.57%	1.89%
Municipal Bond Fund (With Annual Advisory Program FeeFootnote Reference1)	3.91%	-1.62%	-0.51%
Bloomberg U.S. Municipal Bond™ Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 90,331,489
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 379,306
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$90,331,489
# of Portfolio Holdings	141
Portfolio Turnover Rate	40%
Advisory Fees Paid	$379,306

Holdings [Text Block]

Asset Weightings (% of Investments)

Municipal Bonds	96.7%
Short-Term Investments	3.3%

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000164312
Shareholder Report [Line Items]
Fund Name	Inflation-Linked Fixed Income Fund
Trading Symbol	TILUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Inflation-Linked Fixed Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-454-3965
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Inflation-Linked Fixed Income Fund	$257	2.49%

Expenses Paid, Amount	$ 257
Expense Ratio, Percent	2.49%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index:

   Contributors:

       o Interest rate strategies including U.S. and Eurozone curve positioning.

       o Security selection within Japanese breakevens.

   Detractors:

       o No material detractors.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Inflation-Linked Fixed Income Fund (Without Annual Advisory Program Fee)	Inflation-Linked Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Aggregate Bond™ Index	Bloomberg U.S. TIPS Index
3/16	$10,000	$10,000	$10,000	$10,000
8/16	$10,459	$10,335	$10,397	$10,425
8/17	$10,569	$10,186	$10,448	$10,473
8/18	$10,627	$9,988	$10,339	$10,560
8/19	$11,310	$10,418	$11,390	$11,348
8/20	$12,484	$11,286	$12,128	$12,368
8/21	$13,216	$11,712	$12,117	$13,055
8/22	$12,374	$10,748	$10,722	$12,274
8/23	$11,816	$10,059	$10,594	$11,823
8/24	$12,577	$10,494	$11,367	$12,553

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Inflation-Linked Fixed Income Fund (Inception: March 9, 2016) (Without Annual Advisory Program Fee)	6.44%	2.15%	2.74%
Inflation-Linked Fixed Income Fund (Inception: March 9, 2016) (With Annual Advisory Program FeeFootnote Reference1)	4.32%	-0.08%	0.38%
Bloomberg U.S. Aggregate Bond™ Index	7.30%	-0.04%	1.49%
Bloomberg U.S. TIPS Index	6.17%	2.04%	2.68%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 147,304,095
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 588,781
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$147,304,095
# of Portfolio Holdings	165
Portfolio Turnover Rate	121%
Advisory Fees Paid	$588,781

Holdings [Text Block]

Asset Weightings (% of Investments)

U.S. Government Agencies & Obligations	77.8%
Mortgage-Backed Securities	9.6%
Collateralized Mortgage Obligations	8.8%
Sovereign Bonds	3.3%
Corporate Bonds & Notes	0.1%
Short-Term Investments	0.4%

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000023145
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Trading Symbol	TIIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Core Fixed Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-454-3965
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Core Fixed Income Fund	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Aggregate Bond™ Index:

   Contributors:

       o Sector allocation

       o Positioning in investment-grade and high-yield credit.

   Detractors:

       o Emerging market debt positioning.

       o Interest rate positioning.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Core Fixed Income Fund (Without Annual Advisory Program Fee)	Core Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Aggregate Bond™ Index
8/14	$10,000	$10,000	$10,000
8/15	$10,135	$9,885	$10,156
8/16	$10,727	$10,205	$10,762
8/17	$10,841	$10,059	$10,815
8/18	$10,695	$9,676	$10,701
8/19	$11,806	$10,470	$11,790
8/20	$12,687	$11,053	$12,553
8/21	$12,760	$10,896	$12,542
8/22	$11,120	$9,305	$11,098
8/23	$10,942	$8,975	$10,966
8/24	$11,705	$9,410	$11,766

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Core Fixed Income Fund (Without Annual Advisory Program Fee)	6.97%	-0.17%	1.59%
Core Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	4.85%	-2.35%	-0.81%
Bloomberg U.S. Aggregate Bond™ Index	7.30%	-0.04%	1.64%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,865,221,539
Holdings Count | Holding	4,004
Advisory Fees Paid, Amount	$ 6,335,804
InvestmentCompanyPortfolioTurnover	229.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,865,221,539
# of Portfolio Holdings	4,004
Portfolio Turnover Rate	229%
Advisory Fees Paid	$6,335,804

Holdings [Text Block]

Asset Weightings (% of Investments)

Corporate Bonds & Notes	29.7%
Mortgage-Backed Securities	27.1%
U.S. Government Agencies & Obligations	20.8%
Collateralized Mortgage Obligations	11.3%
Sovereign Bonds	3.8%
Asset-Backed Securities	0.8%
Senior Loans	0.7%
Municipal Bonds	0.2%
Common Stock	0.0%Footnote Referencea
Purchased Options	0.0%Footnote Referencea
Short-Term Investments	5.6%
Footnote	Description
Footnote[a]	Less than 0.05%.

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000023143
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Trading Symbol	TIEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965
Additional Information Phone Number	1-888-454-3965
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Equity Fund	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the MSCI EAFE® Index (Net):

   Contributors:

       o Overweight Information Technology as the sector outperformed the index.

       o Positioning within Italy, Switzerland, Belgium.

   Detractors:

       o Underweight Financials as sector outperformed the index.

       o Positioning within Netherlands, Japan, United Kingdom.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
International Equity Fund (Without Annual Advisory Program Fee)	18.36%	9.67%	5.39%
International Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	16.01%	7.29%	2.91%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,310,032,324
Holdings Count | Holding	980
Advisory Fees Paid, Amount	$ 6,022,818
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,310,032,324
# of Portfolio Holdings	980
Portfolio Turnover Rate	26%
Advisory Fees Paid	$6,022,818

Holdings [Text Block]

Country Allocation (% of Investments)

Value	Value
Short Term Investments	1.6%
Others	15.6%
Spain	2.8%
Italy	2.9%
Denmark	3.3%
Australia	3.9%
Netherlands	5.1%
Germany	8.4%
Switzerland	8.6%
France	11.5%
United Kingdom	16.9%
Japan	19.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Novo Nordisk AS, Class B Shares	2.1%
Roche Holding AG	1.8%
SAP SE	1.8%
ASML Holding NV	1.5%
AstraZeneca PLC	1.4%
Shell PLC	1.3%
Rolls-Royce Holdings PLC	1.1%
Samsung Electronics Co., Ltd.	1.0%
Sumitomo Mitsui Banking Corp. - Tokyo	1.0%
GSK PLC	1.0%
Total	14.0%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000196891
Shareholder Report [Line Items]
Fund Name	Alternative Strategies Fund
Trading Symbol	TALTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Alternative Strategies Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965
Additional Information Phone Number	1-888-454-3965
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Alternative Strategies Fund	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the HFRX Global Hedge Fund Index:

   Contributors:

       o Positioning in Market Neutral Equity.

       o Positioning in Relative Value.

   Detractors:

       o Positioning in Managed Futures.

       o Positioning in Commodities.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Alternative Strategies Fund (Inception: February 16, 2018) (Without Annual Advisory Program Fee)	8.65%	4.23%	3.48%
Alternative Strategies Fund (Inception: February 16, 2018) (With Annual Advisory Program FeeFootnote Reference1)	6.49%	1.96%	1.15%
Bloomberg U.S. Universal Bond™ Index	7.92%	0.34%	4.21%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.78%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 163,099,385
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 323,844
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$163,099,385
# of Portfolio Holdings	18
Portfolio Turnover Rate	13%
Advisory Fees Paid	$323,844

Holdings [Text Block]

Asset Weightings (% of Investments)

Open End Mutual Fund Securities	100.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

PIMCO Mortgage Opportunities and Bond Fund, Class I2	12.4%
BlackRock Systematic Multi-Strategy Fund, Institutional Class	11.4%
BNY Mellon Global Real Return Fund, Class Y	7.1%
John Hancock Diversified Macro Fund, Class I	6.3%
BlackRock Global Equity Market Neutral Fund, Institutional Class	6.2%
Neuberger Berman Long Short Fund, Institutional Class	6.1%
American Beacon AHL Managed Futures Strategy Fund, Class Y	5.5%
PIMCO Credit Opportunities Bond Fund, Institutional Class	5.1%
BlackRock Event Driven Equity Fund, Institutional Class	5.1%
Calamos Market Neutral Income Fund, Class I	5.1%
Total	70.2%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000023144
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Trading Symbol	TEMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965
Additional Information Phone Number	1-888-454-3965
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Emerging Markets Equity Fund	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the MSCI Emerging Markets Index (Net):

   Contributors:

       o Overweight Information Technology as the sector outperformed the index.

       o Positioning within Korea, China, Thailand.

   Detractors:

       o Underweight Utilities as sector outperformed the broad index.

       o Positioning within India, Taiwan, Mexico.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Without Annual Advisory Program Fee)	13.27%	2.60%	1.62%
Emerging Markets Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	11.02%	0.37%	-0.77%
MSCI Emerging Markets Index (Net)	15.07%	4.79%	2.56%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 498,851,455
Holdings Count | Holding	1,296
Advisory Fees Paid, Amount	$ 2,529,136
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$498,851,455
# of Portfolio Holdings	1,296
Portfolio Turnover Rate	26%
Advisory Fees Paid	$2,529,136

Holdings [Text Block]

Country Allocation (% of Investments)

Value	Value
Short Term Investments	2.1%
Others	13.6%
Uruguay	2.0%
Indonesia	2.3%
Saudi Arabia	2.4%
Mexico	2.9%
South Africa	3.0%
Brazil	5.7%
South Korea	11.8%
Taiwan	15.5%
India	18.0%
China	20.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
Tencent Holdings Ltd.	4.0%
Samsung Electronics Co., Ltd.	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.4%
Reliance Industries Ltd.	2.3%
SK Hynix Inc.	1.9%
MercadoLibre Inc.	1.4%
HDFC Bank Ltd., ADR	1.3%
JPMorgan Chase & Co. - New York	1.2%
Alibaba Group Holding Ltd.	1.1%
Total	25.8%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.